Voya Core Bond ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.1%	Rate	Maturity Date	Principal Amount	Value
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A	4.14%	03/19/2029	$500,000	$501,137
AREIT, Series 2025-CRE11, Class A	5.54%	07/25/2043	500,000	501,249
BBCMS Mortgage Trust, Series 2017-C1, Class A4	3.74%	02/15/2050	500,000	495,126
BDS LLC, Series 2025-FL16, Class A	5.39%	07/19/2043	500,000	500,626
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class A1R	5.28%	07/15/2037	492,500	493,881
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR	5.04%	01/25/2038	500,000	499,629
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A1R	5.28%	03/31/2038	440,000	442,199
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A	5.44%	12/15/2042	750,000	751,874
BSPRT Issuer LLC, Series 2025-FL12, Class A	5.11%	01/17/2043	500,000	500,766
BX Trust, Series 2025-DELC, Class A	5.49%	12/15/2042	500,000	501,457
BX Trust, Series 2021-SDMF, Class B	4.62%	09/15/2034	510,387	508,681
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4(a)	5.96%	06/25/2055	832,126	837,526
Fannie Mae REMICS, Series 2018-40, Class SB	18.44%	06/25/2048	7,130,546	854,947
Freddie Mac REMICS, Series 4764, Class IB	0.00%	01/15/2048	2,054,785	419,662
Freddie Mac REMICS, Series 5510, Class Z	5.45%	02/25/2055	889,644	896,696
Government National Mortgage Association, Series 2011-145, Class S	19.62%	11/16/2041	9,716,711	1,114,960
GS Mortgage-Backed Securities Trust, Series 2025-PJ4, Class A13(a)	5.88%	09/25/2055	1,000,000	1,020,093
JGWPT XXX LLC, Series 2013-3A, Class A	4.29%	01/17/2073	252,281	241,778
JPMorgan Mortgage Trust, Series 2024-11, Class A6(a)	5.97%	04/25/2055	716,164	719,305
JPMorgan Mortgage Trust, Series 2022-5, Class A9A(a)	3.00%	09/25/2052	408,563	340,478
KKR CLO Ltd., Series 40A, Class AR	5.18%	10/20/2034	500,000	500,202
KSL Commercial Mortgage Trust, Series 2025-MH, Class A	5.33%	12/15/2042	750,000	752,205
LCM Ltd., Series 36A, Class A1R	4.98%	01/15/2034	600,000	599,252
LCM Ltd., Series 38A, Class AR2	5.20%	11/04/2038	600,000	599,404
LMNT CRE LLC, Series 2025-FL3, Class A	5.54%	07/21/2043	750,000	751,606
Magnetite LI Ltd., Series 2025-51A, Class A1	5.09%	10/25/2038	600,000	599,685
Magnetite XXII Ltd., Series 2019-22A, Class ARR	5.15%	07/15/2036	600,000	600,623
MED Commercial Mortgage Trust, Series 2024-MOB, Class A	5.35%	05/15/2041	500,000	498,795
MF1 LLC, Series 2025-FL17, Class A	5.06%	02/18/2040	680,000	679,050
MF1 Ltd., Series 2021-FL7, Class A	4.93%	10/16/2036	491,470	491,102
Nelnet Student Loan Trust, Series 2025-DA, Class A1A	4.62%	08/20/2054	400,000	401,589
NYC Trust, Series 2025-77C, Class B(a)	4.95%	01/10/2038	300,000	302,092
Ocean Trails CLO XI, Series 2021-11A, Class AR	4.93%	07/20/2034	425,000	423,938
OCP CLO Ltd., Series 2021-21A, Class AR	5.06%	01/20/2038	500,000	500,050
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2	5.25%	01/15/2038	500,000	501,331
Octagon Investment Partners Ltd., Series 2019-1A, Class A1RR	4.93%	01/20/2035	375,000	374,906
Santander Drive Auto Receivables Trust, Series 2024-2, Class C	5.28%	06/17/2030	400,000	408,917
Santander Drive Auto Receivables Trust, Series 2022-7, Class C	6.23%	03/17/2031	155,000	158,150
SMB Private Education Loan Trust, Series 2024-C, Class A1A	5.30%	06/17/2052	199,528	205,106
SMB Private Education Loan Trust, Series 2022-A, Class APT	3.13%	11/16/2054	249,155	236,000
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025- CA, Class A3	4.04%	04/20/2029	900,000	901,822
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A	2.55%	04/20/2046	752,000	713,371
TIF Funding II LLC, Series 2021-1A, Class A	2.15%	02/20/2046	322,115	295,829
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A	5.23%	11/15/2041	470,000	471,178
Wise CLO Ltd., Series 2024-2A, Class A	5.34%	07/15/2037	375,000	376,491
				24,484,764
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $24,476,796)				24,484,764

CORPORATE BONDS - 32.8%	Rate	Maturity Date	Principal Amount	Value
Advertising & Marketing - 0.1%
AppLovin Corp.	4.37%	12/01/2029	60,000	61,623
AppLovin Corp.	4.62%	12/01/2031	51,000	52,978
				114,601
Aerospace & Defense - 0.3%
Boeing Co.	6.03%	05/01/2060	13,000	12,814
Boeing Co.	6.04%	05/01/2064	7,000	8,010
Embraer Netherlands Finance BV	5.51%	01/09/2038	100,000	99,030
HEICO Corp.	4.07%	08/01/2028	109,000	112,127
Huntington Ingalls Industries, Inc.	4.41%	05/01/2030	31,000	30,749
L3Harris Technologies, Inc.	4.13%	06/01/2029	30,000	30,872
Lockheed Martin Corp.	3.86%	08/15/2028	48,000	48,342
Northrop Grumman Corp.	5.17%	05/01/2040	14,000	13,973
RTX Corp.	5.05%	11/16/2038	21,000	19,818
				375,735
Airlines - 0.1%
American Airlines Group, Inc.(b)	4.15%	10/15/2029	10,099	9,819
Delta Air Lines, Inc.	4.53%	07/10/2030	44,000	45,276
Delta Air Lines. Inc, / SkyMiles IP Ltd.(b)	4.51%	10/20/2028	5,000	5,032
United Airlines 2016-2 Class AA Pass Through Trust(b)	4.24%	10/07/2028	9,033	8,714
United Airlines 2020-1 Class A Pass Through Trust(b)	4.35%	10/15/2027	2,720	2,791
				71,632
Auto Parts Manufacturing - 0.0%(c)
BorgWarner, Inc.	4.91%	08/15/2034	11,000	11,374

Automobiles Manufacturing - 1.8%
American Honda Finance Corp.(d)	3.94%	01/12/2028	48,000	48,710
American Honda Finance Corp.(d)	3.99%	11/15/2028	26,000	27,157
American Honda Finance Corp.(d)	4.45%	10/23/2031	49,000	49,994
BMW US Capital LLC(d)	3.84%	08/11/2027	300,000	301,442
BMW US Capital LLC	4.32%	03/21/2030	29,000	29,804
General Motors Financial Co., Inc.	4.38%	07/15/2029	89,000	92,391
General Motors Financial Co., Inc.	4.41%	10/06/2029	52,000	52,879
General Motors Financial Co., Inc.	4.59%	01/08/2031	60,000	54,035
General Motors Financial Co., Inc.	5.14%	01/07/2034	14,000	14,874
General Motors Financial Co., Inc.	5.28%	01/07/2035	78,000	81,446
General Motors Financial Co., Inc.	5.39%	07/15/2035	36,000	38,020
Honda Motor Co. Ltd.	4.35%	07/08/2030	129,000	130,762
Honda Motor Co. Ltd.	5.02%	07/08/2035	81,000	82,948
Hyundai Capital America	4.28%	06/26/2028	47,000	48,541

Hyundai Capital America(d)	4.21%	09/18/2028	125,000	125,115
Hyundai Capital America	4.25%	09/21/2028	101,000	105,749
Hyundai Capital America	4.36%	01/16/2029	47,000	49,833
Hyundai Capital America	4.35%	06/24/2029	41,000	42,248
Hyundai Capital America	4.47%	03/27/2030	39,000	40,020
Hyundai Capital America	4.76%	03/29/2032	55,000	56,890
Toyota Motor Corp.	4.10%	06/30/2030	136,000	137,949
Toyota Motor Credit Corp.(d)	3.73%	10/08/2027	42,000	42,442
Toyota Motor Credit Corp.(d)	3.99%	06/29/2029	27,000	27,402
Toyota Motor Credit Corp.(d)	4.02%	08/09/2029	32,000	32,566
Toyota Motor Credit Corp.(d)	4.11%	05/15/2030	125,000	128,398
Toyota Motor Credit Corp.(d)	4.15%	11/20/2030	123,000	130,525
Toyota Motor Credit Corp.(d)	4.66%	01/09/2035	23,000	24,154
				1,996,294

Banks - 0.6%
First Citizens BancShares, Inc.(a)	6.04%	03/12/2040	8,000	8,163
Goldman Sachs Bank USA(a)	5.06%	03/18/2027	36,000	36,092
Huntington Bancshares, Inc.(a)	5.64%	11/18/2039	50,000	52,366
M&T Bank Corp.(a)	5.26%	07/30/2035	200,000	202,158
PNC Financial Services Group, Inc.(a)	4.76%	10/28/2033	35,000	37,898
PNC Financial Services Group, Inc.(a)	4.99%	07/21/2036	3,000	3,093
Truist Financial Corp.(a)	1.69%	03/02/2027	15,000	14,927
Truist Financial Corp.(a)	4.45%	01/24/2030	68,000	70,457
Truist Financial Corp.(a)	4.82%	10/28/2033	17,000	18,435
Truist Financial Corp.(a)	4.90%	06/08/2034	26,000	27,718
Wells Fargo & Co.(a)	3.86%	05/22/2028	10,000	9,939
Wells Fargo & Co.(a)	4.95%	10/23/2034	8,000	8,874
Wells Fargo & Co.(a)	4.87%	01/23/2035	7,000	7,320
Wells Fargo & Co.(a)	4.97%	04/23/2036	134,000	140,770
				638,210

Biotechnology - 0.3%
Gilead Sciences, Inc.	4.73%	06/15/2035	72,000	73,993
Gilead Sciences, Inc.	5.56%	10/15/2053	10,000	9,993
Royalty Pharma PLC	4.00%	09/02/2027	109,000	105,078
Royalty Pharma PLC	4.41%	09/02/2030	145,000	131,624
Royalty Pharma PLC	5.55%	09/02/2040	13,000	10,096
				330,784

Cable & Satellite - 0.3%
Charter Communications Operating LLC	4.67%	06/01/2029	64,000	66,866
Charter Communications Operating LLC	4.95%	04/01/2031	17,000	15,326
Charter Communications Operating LLC	5.73%	06/01/2034	34,000	35,844
Charter Communications Operating LLC	6.78%	06/01/2052	10,000	6,478
Charter Communications Operating LLC	6.93%	04/01/2053	6,000	4,771
Comcast Corp.	4.35%	01/15/2031	18,000	16,064
Comcast Corp.	4.34%	02/15/2031	151,000	131,512
Comcast Corp.	4.82%	06/01/2034	11,000	11,364
Comcast Corp.	4.98%	07/15/2036	28,000	23,958
Comcast Corp.	5.32%	03/01/2038	30,000	26,228
Comcast Corp.	6.08%	06/01/2054	4,000	3,766

Comcast Corp.	6.09%	05/15/2055	10,000	9,945
Comcast Corp.	6.19%	05/15/2064	14,000	12,598
Time Warner Cable LLC	6.63%	11/15/2040	4,000	3,717
Time Warner Cable LLC	6.74%	09/01/2041	4,000	3,526
				371,963

Chemicals - 0.2%
Dow Chemical Co.	6.60%	02/15/2054	26,000	22,707
Nutrien Ltd.(d)	5.24%	12/01/2036	3,000	3,158
Sherwin-Williams Co.	4.03%	08/15/2028	150,000	151,006
				176,871

Commercial Finance - 0.5%
Air Lease Corp.	4.83%	07/15/2031	33,000	33,584
Aviation Capital Group LLC	4.75%	10/24/2030	76,000	76,159
GATX Corp.	4.30%	06/30/2030	140,000	138,321
Penske Truck Leasing Co. LP / PTL Finance Corp.	4.22%	06/15/2026	38,000	37,572
Penske Truck Leasing Co. LP / PTL Finance Corp.	4.33%	03/30/2029	105,000	108,214
Penske Truck Leasing Co. LP / PTL Finance Corp.	4.33%	07/01/2029	65,000	66,917
Penske Truck Leasing Co. LP / PTL Finance Corp.	4.42%	02/01/2030	45,000	46,387
				507,154

Communications Equipment - 0.3%
Cisco Systems, Inc.	4.11%	02/26/2031	127,000	131,908
Cisco Systems, Inc.	4.31%	02/24/2032	62,000	64,115
Cisco Systems, Inc.	4.69%	02/24/2035	11,000	11,333
Cisco Systems, Inc.	5.56%	02/26/2054	11,000	10,598
Cisco Systems, Inc.	5.54%	02/24/2055	11,000	10,942
Motorola Solutions, Inc.	4.16%	04/15/2029	36,000	36,919
Motorola Solutions, Inc.	4.99%	08/15/2035	30,000	31,262
				297,077

Consumer Finance - 0.2%
American Express Co.(a)	4.40%	04/25/2030	20,000	20,879
American Express Co.(a)	4.38%	01/30/2031	28,000	28,895
Capital One Financial Corp.(a)	2.92%	11/02/2027	33,000	32,389
Fiserv, Inc.	4.20%	03/15/2027	46,000	46,510
Fiserv, Inc.	5.23%	08/12/2034	11,000	10,943
Global Payments, Inc.	4.01%	03/01/2026	46,000	45,789
				185,405

Consumer Products - 0.0%(c)
Kenvue, Inc.	3.97%	03/22/2028	27,000	27,614
Kenvue, Inc.	4.39%	05/22/2032	28,000	28,711
				56,325

Consumer Services - 0.0%(c)
Automatic Data Processing, Inc.	4.28%	05/08/2032	43,000	44,111

Containers & Packaging - 0.2%
Amcor Group GmbH	4.34%	05/23/2029	20,000	20,694

Berry Global Group, Inc.	4.22%	01/15/2027	42,000	40,912
Graphic Packaging International LLC	4.68%	04/15/2026	134,000	132,796
Sealed Air Corp.	4.30%	10/15/2026	35,000	34,267
Sonoco Products Co.	4.33%	09/01/2029	25,000	25,228
				253,897

Design, Manufacturing & Distribution - 0.1%
Arrow Electronics, Inc.	4.40%	08/21/2029	52,000	53,291
Flex Ltd.	4.85%	01/15/2032	50,000	51,047
				104,338

Diversified Banks - 2.9%
Bank of America Corp.(a)	2.56%	07/22/2027	164,000	161,940
Bank of America Corp.(a)	3.35%	02/04/2028	29,000	28,537
Bank of America Corp.(a)	3.86%	07/21/2028	55,000	54,647
Bank of America Corp.(a)	3.82%	12/20/2028	100,000	98,894
Bank of America Corp.(a)	4.01%	03/05/2029	8,000	7,991
Bank of America Corp.(a)	3.50%	06/14/2029	48,000	45,817
Bank of America Corp.(a)	4.00%	07/23/2030	28,000	27,071
Bank of America Corp.(a)	3.98%	10/22/2030	135,000	128,570
Bank of America Corp.(a)	3.96%	02/13/2031	8,000	7,461
Bank of America Corp.(a)	4.01%	04/29/2031	139,000	129,659
Bank of America Corp.(a)	4.16%	04/22/2032	176,000	161,715
Bank of America Corp.(a)	4.14%	07/21/2032	122,000	109,230
Bank of America Corp.(a)	4.23%	10/20/2032	36,000	32,506
Bank of America Corp.(a)	4.36%	02/04/2033	60,000	54,971
Bank of America Corp.(a)	4.89%	09/15/2034	76,000	81,259
Bank of America Corp.(a)	5.17%	10/25/2035	53,000	54,409
Bank of America Corp.(a)	4.92%	01/24/2036	20,000	20,923
Bank of America Corp.(a)	5.17%	02/12/2036	39,000	40,737
Bank of Montreal(a)	4.31%	09/10/2030	70,000	70,973
Bank of Nova Scotia(a)	4.51%	11/10/2032	72,000	72,986
JPMorgan Chase & Co.(a)	1.29%	02/04/2027	29,000	28,921
JPMorgan Chase & Co.(a)	2.15%	04/22/2027	77,000	76,435
JPMorgan Chase & Co.(a)	2.54%	09/22/2027	78,000	76,597
JPMorgan Chase & Co.(a)	3.52%	02/24/2028	116,000	114,638
JPMorgan Chase & Co.(a)	4.63%	04/22/2028	34,000	34,689
JPMorgan Chase & Co.(a)	3.81%	01/23/2029	13,000	12,887
JPMorgan Chase & Co.(a)	3.45%	06/01/2029	59,000	56,402
JPMorgan Chase & Co.(a)	4.15%	12/05/2029	69,000	69,740
JPMorgan Chase & Co.(a)	4.31%	01/23/2030	13,000	13,338
JPMorgan Chase & Co.(a)	4.44%	04/22/2030	34,000	35,503
JPMorgan Chase & Co.(a)	4.32%	07/22/2030	25,000	25,689
JPMorgan Chase & Co.(a)	3.90%	10/15/2030	11,000	10,445
JPMorgan Chase & Co.(a)	4.25%	10/22/2030	200,000	203,015
JPMorgan Chase & Co.(a)	4.37%	01/24/2031	158,000	163,472
JPMorgan Chase & Co.(a)	4.85%	04/22/2035	22,000	23,494
JPMorgan Chase & Co.(a)	4.92%	04/22/2036	45,000	47,354
JPMorgan Chase & Co.(a)	5.12%	07/23/2036	11,000	11,406
JPMorgan Chase & Co.(a)	4.87%	10/22/2036	219,000	217,973
Royal Bank of Canada(d)	3.91%	08/01/2028	35,000	36,104
Royal Bank of Canada(a)	4.18%	08/06/2029	38,000	38,397

Royal Bank of Canada(a)	4.34%	08/02/2030	25,000	25,648
Royal Bank of Canada(a)	4.29%	10/18/2030	127,000	128,940
Royal Bank of Canada(a)	4.46%	02/04/2031	127,000	130,954
Royal Bank of Canada(a)	4.41%	08/06/2031	130,000	131,841
Toronto-Dominion Bank(d)	3.96%	07/17/2028	85,000	88,179
Toronto-Dominion Bank(d)	4.42%	01/30/2032	40,000	41,862
				3,234,219

Electrical Equipment Manufacturing - 0.1%
Carrier Global Corp.	4.23%	02/15/2030	120,000	113,211
Carrier Global Corp.	4.78%	03/15/2034	8,000	8,605
				121,816

Entertainment Content - 0.0%(c)
Netflix, Inc.(d)	3.94%	11/15/2028	49,000	51,557

Exploration & Production - 0.6%
APA Corp.	6.73%	02/15/2055	13,000	13,035
Canadian Natural Resources Ltd.	5.13%	12/15/2034	24,000	24,466
Devon Energy Corp.	5.22%	09/15/2034	42,000	41,947
Diamondback Energy, Inc.	5.86%	03/15/2052	4,000	3,143
Diamondback Energy, Inc.	6.11%	03/15/2053	7,000	7,126
EOG Resources, Inc.	4.53%	07/15/2032	64,000	65,681
EOG Resources, Inc.	4.96%	01/15/2036	39,000	40,180
Hess Corp.	3.91%	04/01/2027	67,000	67,318
Occidental Petroleum Corp.	5.26%	07/15/2027	19,000	19,899
Occidental Petroleum Corp.	4.81%	01/01/2031	70,000	74,038
Occidental Petroleum Corp.	4.90%	01/01/2032	17,000	17,418
Occidental Petroleum Corp.(d)	5.98%	03/15/2040	33,000	33,686
Ovintiv, Inc.	4.30%	05/15/2028	18,000	18,541
Ovintiv, Inc.	6.53%	07/15/2053	16,000	17,159
Viper Energy Partners LLC	5.41%	08/01/2035	51,000	52,079
Woodside Finance Ltd.	4.68%	05/19/2030	44,000	45,236
Woodside Finance Ltd.	4.92%	05/19/2032	40,000	41,687
Woodside Finance Ltd.	5.40%	05/19/2035	46,000	48,018
				630,657

Financial Services - 2.2%
Ameriprise Financial, Inc.	3.94%	12/15/2028	34,000	35,657
Blackstone Holdings I LP	4.03%	08/05/2028	70,000	65,886
Blackstone Holdings I LP	4.21%	01/10/2030	8,000	7,498
Blackstone Holdings I LP	4.60%	01/30/2032	62,000	53,533
Brookfield Asset Management Ltd.	5.28%	01/15/2036	64,000	64,096
Brookfield Finance, Inc.	4.16%	06/02/2026	62,000	62,022
Charles Schwab Corp.(a)	4.54%	11/17/2029	21,000	22,228
CME Group, Inc.	3.99%	03/15/2030	129,000	131,006
Codelco, Inc.	5.30%	09/21/2035	225,000	230,433
Goldman Sachs Group, Inc.(a)	4.71%	10/24/2029	3,000	3,184
Goldman Sachs Group, Inc.(a)	4.55%	04/25/2030	24,000	25,094
Goldman Sachs Group, Inc.(a)	4.42%	07/23/2030	21,000	21,537
Goldman Sachs Group, Inc.(a)	4.94%	07/23/2035	23,000	23,681
Goldman Sachs Group, Inc.(a)	5.01%	01/28/2036	31,000	32,270

Goldman Sachs Group, Inc.(a)	5.62%	01/28/2056	17,000	17,277
Intercontinental Exchange, Inc.	3.90%	09/01/2028	45,000	44,695
Intercontinental Exchange, Inc.	4.15%	06/15/2030	200,000	183,449
LPL Holdings, Inc.	4.21%	05/20/2027	49,000	49,975
LPL Holdings, Inc.	4.54%	03/15/2030	46,000	47,143
LPL Holdings, Inc.	4.62%	06/15/2030	60,000	61,265
Morgan Stanley(d)	3.89%	07/27/2026	22,000	21,905
Morgan Stanley(a)	2.25%	05/04/2027	35,000	34,700
Morgan Stanley(a)	2.43%	07/20/2027	32,000	31,552
Morgan Stanley(a)	3.28%	01/21/2028	56,000	55,115
Morgan Stanley(a)	3.61%	07/22/2028	20,000	19,869
Morgan Stanley(a)	4.77%	10/18/2028	11,000	11,434
Morgan Stanley(a)	4.40%	04/20/2029	34,000	34,789
Morgan Stanley(a)	4.13%	10/18/2029	14,000	14,002
Morgan Stanley(a)	4.41%	01/16/2030	7,000	7,195
Morgan Stanley(a)	4.39%	07/19/2030	18,000	18,477
Morgan Stanley(a)	5.01%	04/17/2036	105,000	110,500
Morgan Stanley(a)	3.85%	09/16/2036	32,000	28,185
Morgan Stanley(a)	4.97%	10/22/2036	250,000	248,437
Morgan Stanley(a)	5.05%	04/22/2039	14,000	13,198
Nuveen LLC	4.37%	01/15/2030	157,000	163,820
Raymond James Financial, Inc.	5.77%	09/11/2055	20,000	19,666
State Street Corp.	4.06%	02/28/2030	200,000	205,055
State Street Corp.(a)	4.31%	10/22/2032	45,000	45,947
State Street Corp.(a)	3.76%	11/01/2034	108,000	102,106
The Bank of New York Mellon Corp.(a)	4.84%	06/06/2036	22,000	22,846
				2,390,727

Food & Beverage - 0.6%
Anheuser-Busch InBev Worldwide, Inc.	4.86%	04/15/2038	17,000	16,238
Campbell Soup Co.	4.35%	03/21/2029	45,000	46,143
Cargill, Inc.	4.17%	04/23/2030	141,000	129,724
Cargill, Inc.	4.32%	02/02/2031	33,000	29,089
Cargill, Inc.	4.69%	02/11/2035	14,000	14,447
Coca-Cola Co.	4.12%	06/01/2029	36,000	37,285
Hershey Co.	4.23%	02/24/2032	70,000	72,696
Mars, Inc.	4.16%	04/01/2030	12,000	11,555
Mars, Inc.	4.39%	03/01/2032	31,000	32,010
Mars, Inc.	4.79%	03/01/2035	53,000	54,606
Mars, Inc.	5.55%	05/01/2045	7,000	7,080
Mars, Inc.	5.69%	05/01/2055	8,000	8,008
PepsiCo, Inc.	3.88%	01/15/2029	163,000	164,024
Tyson Foods, Inc.	4.23%	03/15/2029	29,000	30,005
				652,910

Forest & Paper Products Manufacturing - 0.1%
Suzano Netherlands BV	5.59%	01/15/2036	100,000	99,286

Governments - 0.5%
Mexico Government International Bond	5.79%	09/22/2035	225,000	222,187
Mexico Government International Bond	6.08%	01/29/2038	250,000	261,500

Republic of Poland Government International Bond	4.82%	02/12/2035	100,000	104,047
				587,734

Hardware - 0.3%
CDW LLC	4.56%	03/01/2030	25,000	25,511
Dell International LLC / EMC Corp.	4.06%	04/01/2028	106,000	107,558
FLIR Systems, Inc.	4.29%	08/01/2030	31,000	28,715
Hewlett Packard Enterprise Co.	4.61%	10/15/2031	59,000	59,698
Hewlett Packard Enterprise Co.	6.12%	10/15/2054	21,000	19,529
HP, Inc.	4.65%	06/17/2031	62,000	56,083
NetApp, Inc.	4.71%	03/17/2032	27,000	28,137
				325,231

Health Care Facilities & Services - 0.9%
Cardinal Health, Inc.(d)	3.91%	11/15/2026	51,000	51,344
Cardinal Health, Inc.	4.80%	02/15/2034	8,000	8,346
Cencora, Inc.	4.71%	02/15/2034	31,000	31,862
CVS Health Corp.	4.37%	02/21/2030	135,000	138,838
CVS Health Corp.	5.11%	09/15/2035	49,000	50,254
CVS Health Corp.	5.37%	03/25/2038	10,000	9,473
HCA Healthcare, Inc.	4.28%	02/15/2027	58,000	58,138
HCA Healthcare, Inc.	4.20%	06/15/2029	150,000	149,651
HCA Healthcare, Inc.	4.39%	09/01/2030	50,000	48,149
HCA Healthcare, Inc.	4.48%	04/01/2031	39,000	40,747
HCA Healthcare, Inc.	4.47%	07/15/2031	13,000	11,676
HCA Healthcare, Inc.	4.61%	03/15/2032	22,000	20,840
HCA Healthcare, Inc.	5.45%	06/15/2039	27,000	26,168
HCA Healthcare, Inc.	5.71%	03/15/2042	4,000	3,441
HCA Healthcare, Inc.	6.01%	04/01/2054	11,000	10,985
Laboratory Corp. of America Holdings	4.54%	04/01/2032	28,000	28,015
McKesson Corp.	4.03%	09/15/2029	27,000	27,201
McKesson Corp.	4.41%	05/30/2032	45,000	46,342
McKesson Corp.	4.77%	05/30/2035	36,000	37,303
Quest Diagnostics, Inc.	4.12%	12/15/2029	136,000	138,466
Quest Diagnostics, Inc.	4.25%	06/30/2030	17,000	16,104
Quest Diagnostics, Inc.	4.43%	06/30/2031	22,000	20,265
Quest Diagnostics, Inc.	4.73%	11/30/2033	19,000	21,077
Quest Diagnostics, Inc.	4.79%	12/15/2034	11,000	11,163
Universal Health Services, Inc.	4.44%	10/15/2029	18,000	18,116
				1,023,964

Home Improvement - 0.0%(c)
Fortune Brands Innovations, Inc.	4.36%	09/15/2029	31,000	29,834
Fortune Brands Innovations, Inc.	4.74%	03/25/2032	17,000	16,324
Mohawk Industries, Inc.	4.25%	09/18/2028	7,000	7,285
				53,443

Industrial Other - 0.2%
3M Co.	4.80%	03/15/2035	22,000	22,567
Element Fleet Management Corp.	4.12%	03/13/2027	76,000	77,339
Honeywell International, Inc.	4.33%	02/01/2032	48,000	49,058

Honeywell International, Inc.	4.71%	03/01/2035	10,000	10,216
Quanta Services, Inc.	4.05%	08/09/2028	104,000	104,635
				263,815

Industrial Services - 0.0%(c)
United Airlines 2014-2 Class A Pass Through Trust	3.88%	09/03/2026	22,711	22,692

Integrated Oils - 0.3%
BP Capital Markets America, Inc.	4.59%	09/11/2033	11,000	11,210
BP Capital Markets America, Inc.	4.66%	04/10/2034	10,000	10,224
BP Capital Markets America, Inc.	4.75%	11/17/2034	35,000	36,198
BP Capital Markets PLC(a)	5.94%	06/18/2174	41,000	42,306
Chevron U.S.A., Inc.	3.69%	08/13/2028	143,000	144,285
Chevron U.S.A., Inc.	4.31%	10/15/2032	13,000	13,146
Chevron U.S.A., Inc.	4.66%	10/15/2035	38,000	38,559
				295,928

Internet Media - 0.9%
Alphabet, Inc.	4.54%	05/15/2035	44,000	43,873
Alphabet, Inc.	4.67%	11/15/2035	49,000	49,127
Alphabet, Inc.	5.51%	05/15/2055	6,000	5,775
Alphabet, Inc.	5.55%	11/15/2055	58,000	57,121
Alphabet, Inc.	5.77%	11/15/2075	38,000	37,586
Beignet Investments LLC(b)	6.09%	05/30/2049	28,000	29,693
Meta Platforms, Inc.	4.12%	11/15/2030	56,000	56,206
Meta Platforms, Inc.	4.44%	11/15/2032	43,000	43,416
Meta Platforms, Inc.	4.59%	08/15/2034	69,000	69,763
Meta Platforms, Inc.	4.87%	11/15/2035	57,000	57,042
Meta Platforms, Inc.	5.71%	11/15/2045	72,000	70,220
Meta Platforms, Inc.	5.88%	08/15/2054	18,000	16,814
Meta Platforms, Inc.	5.89%	11/15/2055	44,000	42,348
Meta Platforms, Inc.	5.99%	05/15/2063	17,000	16,404
Meta Platforms, Inc.	6.01%	08/15/2064	20,000	18,632
Meta Platforms, Inc.	6.02%	11/15/2065	45,000	43,145
Uber Technologies, Inc.	4.44%	08/15/2029	25,000	25,050
Uber Technologies, Inc.	4.11%	01/15/2030	150,000	151,047
Uber Technologies, Inc.	4.86%	09/15/2035	100,000	99,540
Uber Technologies, Inc.	5.67%	09/15/2054	17,000	16,227
				949,029

Life Insurance - 0.8%
Athene Global Funding(d)	4.24%	02/23/2026	124,000	124,259
Athene Global Funding(d)	5.01%	11/13/2031	71,000	72,127
CNO Financial Group, Inc.(d)	4.20%	06/04/2027	63,000	64,443
Corebridge Financial, Inc.	4.77%	04/05/2032	20,000	19,070
Corebridge Financial, Inc.	5.04%	09/15/2033	39,000	41,495
Corebridge Financial, Inc.	4.99%	01/15/2034	17,000	17,845
Corebridge Global Funding(d)	4.11%	08/21/2028	105,000	105,367
Equitable Financial Life Global Funding(d)	4.37%	03/27/2030	67,000	68,615
Northwestern Mutual Global Funding(d)	3.90%	06/01/2028	98,000	93,078
Northwestern Mutual Life Insurance Co.	5.71%	05/29/2055	14,000	14,922
RGA Global Funding(d)	4.15%	08/25/2028	200,000	200,982

RGA Global Funding(d)	4.27%	05/24/2029	59,000	61,176
				883,379

Machinery Manufacturing - 0.8%
Agco Corp.	4.25%	03/21/2027	39,000	39,551
Caterpillar Financial Services Corp.(d)	3.94%	11/15/2029	125,000	128,384
Caterpillar, Inc.	4.68%	05/15/2035	43,000	44,672
CNH Industrial NV	4.31%	01/12/2029	55,000	56,840
CNH Industrial NV	4.34%	04/20/2029	54,000	55,244
Ingersoll Rand, Inc.	4.01%	08/14/2028	23,000	23,789
Ingersoll Rand, Inc.	4.09%	06/15/2029	24,000	24,834
Ingersoll Rand, Inc.	4.83%	06/15/2034	9,000	9,385
John Deere Capital Corp.(d)	3.81%	07/14/2028	27,000	27,741
John Deere Capital Corp.(d)	3.89%	04/18/2029	8,000	7,867
John Deere Capital Corp.(d)	3.92%	06/11/2029	33,000	33,978
John Deere Capital Corp.(d)	4.05%	06/10/2030	160,000	164,213
John Deere Capital Corp.(d)	4.16%	03/07/2031	158,000	163,409
John Deere Capital Corp.(d)	4.18%	09/08/2031	163,000	164,812
				944,719

Managed Care - 0.8%
Centene Corp.	5.51%	10/15/2030	121,000	108,346
Cigna Group	4.41%	03/15/2031	237,000	214,805
Cigna Group	4.66%	03/15/2033	21,000	21,937
Cigna Group	4.98%	01/15/2036	84,000	85,766
Cigna Group	5.22%	08/15/2038	73,000	70,164
Cigna Group	5.79%	02/15/2054	17,000	16,551
Elevance Health, Inc.	4.46%	11/01/2031	125,000	128,107
Elevance Health, Inc.	4.60%	09/15/2032	28,000	28,008
Elevance Health, Inc.	4.53%	10/15/2032	34,000	35,917
Elevance Health, Inc.	4.87%	02/15/2035	21,000	21,502
Health Care Service Corp.	4.38%	06/15/2029	57,000	58,484
Humana, Inc.	4.62%	04/15/2031	39,000	40,366
UnitedHealth Group, Inc.	4.44%	01/15/2032	49,000	50,324
UnitedHealth Group, Inc.	4.77%	07/15/2034	11,000	11,291
UnitedHealth Group, Inc.	5.24%	05/15/2040	10,000	7,511
UnitedHealth Group, Inc.	5.73%	06/15/2055	24,000	24,757
UnitedHealth Group, Inc.	5.87%	07/15/2064	7,000	6,870
				930,706

Mass Merchants - 0.1%
Walmart, Inc.	4.50%	04/28/2035	114,000	117,463

Medical Equipment & Devices Manufacturing - 0.4%
Becton, Dickinson and Co.	4.01%	02/13/2028	51,000	51,704
Solventum Corp.	4.47%	03/13/2031	125,000	130,618
Solventum Corp.	4.96%	03/23/2034	28,000	29,205
Solventum Corp.	5.84%	04/30/2054	6,000	6,052
Stryker Corp.	4.11%	02/10/2030	100,000	102,777
Thermo Fisher Scientific, Inc.	4.05%	08/10/2030	127,000	131,892

Zimmer Biomet Holdings, Inc.	4.10%	12/01/2028	40,000	41,363
				493,611

Metals & Mining - 0.2%
BHP Billiton Finance USA Ltd.	4.23%	09/08/2030	38,000	39,635
BHP Billiton Finance USA Ltd.	4.39%	02/21/2032	39,000	40,537
Nucor Corp.	4.76%	06/01/2035	55,000	56,420
Rio Tinto Finance USA PLC	4.36%	03/14/2032	39,000	40,344
Rio Tinto Finance USA PLC	5.58%	03/14/2055	8,000	8,194
Steel Dynamics, Inc.	3.90%	10/15/2027	28,000	26,921
				212,051

Oil & Gas Services & Equipment - 0.2%
Schlumberger Holdings Corp.	4.17%	11/15/2029	65,000	66,911
Schlumberger Holdings Corp.	4.12%	06/26/2030	174,000	163,624
				230,535

Pharmaceuticals - 1.0%
Abbvie, Inc.	3.81%	11/21/2026	34,000	33,747
Abbvie, Inc.	3.81%	03/15/2028	21,000	21,369
Abbvie, Inc.	4.02%	11/21/2029	169,000	164,050
Abbvie, Inc.	4.19%	03/15/2031	200,000	207,075
Abbvie, Inc.	4.71%	05/14/2035	10,000	9,839
Abbvie, Inc.	5.11%	11/21/2039	18,000	16,126
Abbvie, Inc.	5.52%	03/15/2055	17,000	17,186
Astrazeneca Finance LLC	4.11%	02/26/2031	69,000	71,514
Bristol-Myers Squibb Co.	5.05%	06/15/2039	9,000	8,196
Eli Lilly and Co.	5.46%	08/14/2054	18,000	16,929
Eli Lilly and Co.	5.44%	02/12/2055	14,000	14,121
GSK PLC	4.70%	04/15/2035	50,000	50,660
Johnson & Johnson	3.87%	03/01/2030	126,000	129,968
Johnson & Johnson	4.65%	03/03/2037	17,000	15,497
Pfizer Investment Enterprises Pte. Ltd.	4.12%	05/19/2030	128,000	130,689
Pfizer Investment Enterprises Pte. Ltd.	4.54%	05/19/2033	21,000	21,269
Pfizer Investment Enterprises Pte. Ltd.	5.78%	05/19/2063	14,000	13,060
Viatris, Inc.	4.83%	06/22/2030	35,000	32,028
Viatris, Inc.	6.30%	06/22/2040	7,000	5,385
Zoetis, Inc.	3.90%	08/17/2028	80,000	80,499
				1,059,207

Pipeline - 1.0%
Cheniere Energy, Inc.	4.42%	10/01/2029	24,000	24,067
Colonial Enterprises, Inc.	4.77%	05/15/2030	7,000	6,586
Columbia Pipeline Group, Inc.	4.38%	08/15/2028	65,000	67,649
Columbia Pipeline Group, Inc.	4.69%	10/01/2031	34,000	34,696
Enbridge, Inc.(a)	5.67%	07/15/2080	45,000	45,592
Energy Transfer LP	4.38%	04/01/2030	27,000	27,855
Energy Transfer LP	4.40%	05/15/2030	132,000	128,643
Energy Transfer LP	5.55%	06/15/2038	9,000	9,198
Energy Transfer LP	6.10%	04/01/2044	24,000	21,902
Enterprise Products Operating LLC	4.76%	02/15/2035	20,000	20,282
Kinder Morgan, Inc.	5.00%	12/01/2034	71,000	72,540

MPLX LP	4.12%	03/01/2026	27,000	26,895
MPLX LP	4.39%	08/15/2030	50,000	46,387
MPLX LP	4.51%	02/15/2031	7,000	7,092
MPLX LP	4.88%	01/15/2033	31,000	31,224
MPLX LP	5.17%	06/01/2034	9,000	9,202
ONEOK, Inc.	6.20%	10/15/2055	7,000	7,049
Sabine Pass Liquefaction LLC	4.39%	03/15/2027	201,000	202,414
Sabine Pass Liquefaction LLC	4.10%	03/15/2028	10,000	10,020
Targa Resources Corp.	5.13%	02/15/2035	10,000	10,267
Targa Resources Corp.	5.35%	07/30/2036	51,000	51,209
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.72%	02/01/2031	25,000	25,174
TransCanada PipeLines Ltd.(a)	6.77%	06/01/2065	50,000	51,573
Transcontinental Gas Pipe Line Co. LLC	4.26%	05/15/2030	135,000	129,615
Western Midstream Operating LP	5.32%	11/15/2034	43,000	43,397
Williams Cos., Inc.	4.14%	03/15/2029	18,000	18,406
				1,128,934

Power Generation - 0.2%
Liberty Utilities Co.	4.39%	01/31/2029	34,000	35,156
Liberty Utilities Co.	5.04%	01/31/2034	47,000	49,548
PSEG Power LLC	4.58%	05/15/2030	38,000	38,930
PSEG Power LLC	5.16%	05/15/2035	43,000	44,856
				168,490

Property & Casualty Insurance - 0.5%
American International Group, Inc.	4.24%	06/30/2030	137,000	132,355
Aon North America, Inc.	3.98%	03/01/2027	18,000	18,232
Aon North America, Inc.	4.14%	03/01/2029	46,000	47,367
Assurant, Inc.	5.27%	02/15/2036	88,000	89,883
Brown & Brown, Inc.	4.51%	06/23/2030	51,000	51,803
Chubb INA Holdings, Inc.	4.82%	08/15/2035	76,000	76,490
Hanover Insurance Group, Inc.	5.24%	09/01/2035	120,000	122,300
Hanover Insurance Group, Inc.	6.58%	02/12/2047	14,000	13,270
Horace Mann Educators Corp.	4.84%	10/01/2030	42,000	41,758
				593,458

Railroad - 0.4%
Canadian National Railway Co.	4.21%	03/12/2031	77,000	76,957
Canadian National Railway Co.	4.70%	11/12/2035	60,000	60,225
Canadian Pacific Railway Co.	4.09%	11/15/2029	190,000	181,811
Norfolk Southern Corp.	4.13%	08/01/2030	4,000	4,153
Norfolk Southern Corp.	4.70%	03/15/2034	11,000	11,629
Union Pacific Corp.	4.63%	02/20/2035	31,000	32,068
Westinghouse Air Brake Technologies Corp.	4.18%	09/15/2028	34,000	34,444
				401,287

Real Estate - 1.3%
American Homes 4 Rent	4.10%	02/15/2028	17,000	17,053
American Homes 4 Rent	4.60%	04/15/2032	8,000	7,578
American Homes 4 Rent	4.94%	02/01/2034	58,000	60,151
American Tower Corp.	3.98%	03/15/2027	27,000	26,897
American Tower Corp.	4.08%	03/15/2028	11,000	11,325

American Tower Corp.	4.05%	07/15/2028	23,000	23,660
Camden Property Trust	4.09%	11/03/2026	49,000	49,706
Crown Castle, Inc.	4.08%	03/15/2027	27,000	26,630
Crown Castle, Inc.	4.16%	09/01/2028	58,000	58,934
Crown Castle, Inc.	4.34%	06/01/2029	34,000	35,342
Crown Castle, Inc.	4.37%	09/01/2029	52,000	52,922
Crown Castle, Inc.	4.54%	07/01/2030	31,000	29,448
Crown Castle, Inc.	4.61%	04/01/2031	57,000	50,384
Crown Castle, Inc.	4.66%	07/15/2031	18,000	16,119
Crown Castle, Inc.	4.93%	05/01/2033	10,000	10,106
Crown Castle, Inc.	5.04%	03/01/2034	15,000	15,759
CubeSmart LP	4.09%	12/15/2028	35,000	33,228
Extra Space Storage, Inc.	4.23%	04/01/2029	35,000	34,653
Extra Space Storage, Inc.	4.27%	06/15/2029	18,000	17,844
Extra Space Storage, Inc.	4.96%	01/15/2035	17,000	17,474
First Industrial LP	4.75%	01/15/2031	64,000	65,424
GLP Capital LP / GLP Financing II, Inc.	5.17%	02/15/2033	80,000	80,376
Host Hotels & Resorts LP	5.30%	04/15/2035	22,000	22,317
Invitation Homes, Inc.	4.10%	11/15/2028	57,000	54,244
Invitation Homes, Inc.	4.50%	08/15/2031	36,000	31,563
Invitation Homes, Inc.	4.86%	08/15/2033	21,000	21,849
Kite Realty Group LP	4.17%	10/01/2026	15,000	14,982
Mid-America Apartments LP	4.42%	02/15/2032	23,000	24,073
NNN REIT, Inc.	4.38%	02/15/2031	130,000	131,304
Omega Healthcare Investors, Inc.	4.73%	07/01/2030	37,000	37,698
Piedmont Operating Partnership LP	5.36%	04/01/2032	10,000	8,632
Prologis Targeted US Logistics Fund LP	4.21%	04/01/2029	62,000	63,940
Prologis Targeted US Logistics Fund LP	4.86%	04/01/2034	18,000	18,775
Realty Income Corp.	3.89%	08/15/2027	58,000	58,054
Rexford Industrial Realty LP	4.61%	09/01/2031	105,000	92,253
Sabra Health Care LP	4.82%	12/01/2031	16,000	14,680
Welltower OP LLC	4.20%	07/01/2030	119,000	120,472
Weyerhaeuser Co.(d)	4.14%	05/15/2026	6,000	6,013
				1,461,862

Refining & Marketing - 0.1%
Marathon Petroleum Corp.	4.29%	12/15/2026	33,000	33,255
Marathon Petroleum Corp.	5.26%	03/01/2035	35,000	36,103
				69,358

Retail - Consumer Discretionary - 0.7%
Amazon.com, Inc.	4.09%	05/12/2031	46,000	41,627
Amazon.com, Inc.	4.37%	03/20/2033	44,000	43,946
Amazon.com, Inc.	4.68%	11/20/2035	80,000	79,840
Amazon.com, Inc.	5.59%	11/20/2055	87,000	85,281
Amazon.com, Inc.	5.71%	11/20/2065	78,000	76,000
AutoZone, Inc.	4.09%	11/01/2028	21,000	22,205
Home Depot, Inc.	4.06%	04/15/2030	138,000	130,705
Home Depot, Inc.	5.08%	04/15/2040	13,000	10,674
Lowe’s Co’s., Inc.	3.90%	10/15/2028	200,000	200,543

Lowe’s Co’s., Inc.	4.57%	10/15/2032	63,000	62,751
				753,572

Retail - Consumer Staples - 0.0%(c)
Bunge Limited Finance Corp.	4.12%	09/17/2029	11,000	11,031
Sysco Corp.	4.89%	03/23/2035	14,000	14,528
				25,559

Semiconductors - 0.8%
Applied Materials, Inc.	4.76%	01/15/2036	133,000	131,294
Broadcom, Inc.	4.20%	04/15/2030	29,000	29,956
Broadcom, Inc.	4.30%	02/15/2031	70,000	64,111
Broadcom, Inc.	4.47%	04/15/2032	13,000	13,517
Broadcom, Inc.	4.49%	07/15/2032	44,000	45,008
Broadcom, Inc.	4.74%	10/15/2034	32,000	32,134
Broadcom, Inc.	4.99%	11/15/2036	149,000	126,694
Broadcom, Inc.	5.05%	05/15/2037	96,000	95,010
Intel Corp.	4.31%	11/15/2029	39,000	36,442
Intel Corp.	4.83%	02/10/2033	3,000	3,066
Intel Corp.	6.18%	02/10/2053	4,000	3,748
Marvell Technology, Inc.	4.24%	02/15/2029	28,000	29,224
Micron Technology, Inc.	5.02%	01/15/2035	34,000	35,909
Micron Technology, Inc.	5.14%	11/01/2035	98,000	104,840
NXP BV / NXP Funding LLC / NXP USA, Inc.	4.23%	06/18/2029	28,000	28,066
NXP BV / NXP Funding LLC	5.30%	03/01/2026	105,000	105,008
QUALCOMM, Inc.	4.33%	05/20/2032	28,000	28,651
QUALCOMM, Inc.	5.57%	05/20/2053	11,000	11,654
				924,332

Software & Services - 1.2%
Accenture Capital, Inc.	4.20%	10/04/2031	90,000	90,242
Adobe, Inc.	3.95%	01/17/2030	126,000	130,652
Booz Allen Hamilton, Inc.	4.58%	09/01/2028	52,000	51,085
Cadence Design Systems, Inc.	4.12%	09/10/2029	39,000	39,238
Constellation Software, Inc.	4.44%	02/16/2029	53,000	54,106
Equifax, Inc.	4.41%	05/15/2030	39,000	36,983
Intuit, Inc.	3.86%	09/15/2028	24,000	24,772
Intuit, Inc.	5.56%	09/15/2053	15,000	14,871
Kyndryl Holdings, Inc.	4.24%	10/15/2028	33,000	31,674
MSCI, Inc.	4.67%	09/01/2030	59,000	56,435
MSCI, Inc.	5.21%	03/15/2036	35,000	34,840
Oracle Corp.	4.48%	03/25/2028	66,000	62,970
Oracle Corp.	4.94%	04/01/2030	39,000	36,058
Oracle Corp.	5.49%	02/06/2033	47,000	45,392
Oracle Corp.	5.80%	05/15/2035	29,000	25,059
Oracle Corp.	5.73%	09/26/2035	21,000	20,175
Oracle Corp.	5.93%	07/15/2036	46,000	38,579
Oracle Corp.	6.07%	11/15/2037	31,000	25,101
Oracle Corp.	6.74%	09/26/2045	17,000	15,402
Oracle Corp.	6.88%	09/27/2054	48,000	38,994
Oracle Corp.	6.91%	08/03/2055	31,000	27,458
Oracle Corp.	6.81%	09/26/2055	58,000	51,644

Oracle Corp.	6.99%	09/27/2064	17,000	13,629
Oracle Corp.	6.94%	08/03/2065	14,000	12,462
Oracle Corp.	6.95%	09/26/2065	10,000	8,860
Roper Technologies, Inc.	4.09%	09/15/2028	104,000	104,435
S&P Global, Inc.	3.98%	03/01/2029	41,000	39,456
S&P Global, Inc.	4.10%	08/15/2030	149,000	131,301
Synopsys, Inc.	4.56%	04/01/2032	27,000	27,646
Take-Two Interactive Software, Inc.	4.26%	06/12/2029	28,000	29,014
				1,318,533

Supermarkets & Pharmacies - 0.4%
Alimentation Couche-Tard, Inc.	4.08%	09/29/2028	357,000	357,628
Kroger Co.	5.81%	09/15/2054	32,000	30,628
Kroger Co.	5.93%	09/15/2064	7,000	6,705
				394,961

Tobacco - 0.3%
Altria Group, Inc.	4.02%	11/01/2028	40,000	42,310
BAT Capital Corp.	4.00%	08/15/2027	22,000	21,849
BAT Capital Corp.	4.44%	02/20/2031	13,000	13,822
BAT Capital Corp.	5.28%	08/15/2037	38,000	35,103
Philip Morris International, Inc.	4.03%	02/13/2029	53,000	54,300
Philip Morris International, Inc.	4.31%	11/01/2031	125,000	127,808
Reynolds American, Inc.	5.94%	08/15/2045	4,000	3,961
				299,153

Transportation & Logistics - 0.4%
FedEx Corp.(b)	3.65%	02/20/2034	24,177	21,175
GXO Logistics, Inc.	4.46%	05/06/2029	13,000	13,716
PACCAR Financial Corp.(d)	3.69%	08/08/2028	154,000	155,186
Ryder System, Inc.	4.03%	06/01/2028	30,000	30,836
Ryder System, Inc.	4.14%	03/15/2029	7,000	7,257
Ryder System, Inc.	4.14%	06/01/2029	44,000	45,896
Ryder System, Inc.	4.21%	09/01/2029	39,000	39,965
Ryder System, Inc.	4.32%	03/15/2030	135,000	138,499
Ryder System, Inc.	4.80%	12/01/2033	24,000	26,819
United Parcel Service, Inc.	5.69%	05/14/2055	8,000	8,300
United Parcel Service, Inc.	5.80%	05/14/2065	4,000	4,155
				491,804

Travel & Lodging - 0.3%
Hyatt Hotels Corp.	4.32%	06/30/2029	18,000	18,541
Marriott International, Inc.	4.21%	03/15/2030	129,000	131,894
Marriott International, Inc.	4.43%	10/15/2031	131,000	131,479
Marriott International, Inc.	4.92%	03/15/2035	17,000	17,540
Marriott International, Inc.	5.05%	10/15/2035	52,000	52,813
				352,267

Utilities - 5.0%
AEP Texas, Inc.	4.28%	05/15/2029	56,000	58,041
Aes Corp.	4.20%	01/15/2026	102,000	101,884
Aes Corp.	4.40%	06/01/2028	37,000	37,882

Aes Corp.	4.50%	07/15/2030	72,000	70,386
Aes Corp.	5.30%	03/15/2032	45,000	46,186
Alabama Power Co.	4.66%	11/15/2033	21,000	22,627
Algonquin Power & Utilities Corp.(d)	4.26%	06/15/2026	33,000	33,163
Ameren Corp.	4.06%	03/15/2028	33,000	31,411
Ameren Corp.	4.18%	01/15/2029	28,000	28,648
American Electric Power Co., Inc.	4.75%	03/01/2033	15,000	15,789
American Transmission Systems, Inc.	4.51%	01/15/2032	18,000	16,251
Arizona Public Service Co.	3.87%	09/15/2027	60,000	59,103
Avangrid, Inc.	4.18%	06/01/2029	23,000	22,725
Black Hills Corp.	4.30%	10/15/2029	15,000	14,349
Black Hills Corp.	4.51%	01/31/2031	126,000	126,211
Black Hills Corp.	5.04%	01/15/2035	17,000	18,175
Boston Gas Co.	4.99%	01/10/2035	28,000	29,714
CenterPoint Energy, Inc.	4.23%	06/01/2029	30,000	31,103
Cleveland Electric Illuminating Co.	4.24%	04/01/2028	104,000	102,356
CMS Energy Corp.(a)	4.86%	06/01/2050	41,000	40,363
CMS Energy Corp.(a)	4.26%	12/01/2050	54,000	49,832
DTE Energy Co.	4.00%	07/01/2027	14,000	14,192
DTE Energy Co.	4.34%	04/01/2030	158,000	163,203
Duke Energy Carolinas LLC	3.73%	12/01/2026	120,000	119,169
Duke Energy Carolinas LLC	4.20%	04/15/2031	178,000	164,211
Duke Energy Florida LLC	4.20%	12/15/2031	28,000	25,366
Duke Energy Florida LLC	4.60%	11/15/2033	10,000	10,834
Duke Energy Progress LLC	5.59%	03/15/2055	8,000	7,954
Duquesne Light Holdings, Inc.	4.66%	10/01/2030	14,000	12,745
Enel Finance International NV(d)	4.17%	09/30/2028	220,000	219,753
Entergy Corp.	4.33%	06/15/2030	139,000	130,479
Entergy Corp.	4.47%	06/15/2031	146,000	131,493
Entergy Texas, Inc.	4.01%	03/30/2029	22,000	21,993
Essential Utilities, Inc.	4.24%	04/15/2030	141,000	132,588
Essential Utilities, Inc.	4.83%	01/15/2034	14,000	14,504
Essential Utilities, Inc.	4.94%	08/15/2035	120,000	122,788
Evergy Kansas Central, Inc.	4.93%	03/15/2035	14,000	14,330
Eversource Energy	4.12%	08/15/2026	35,000	34,418
Eversource Energy	4.07%	03/01/2027	57,000	56,246
Eversource Energy	4.19%	03/01/2028	37,000	37,954
Eversource Energy	4.31%	02/01/2029	48,000	50,255
Eversource Energy	4.58%	03/15/2031	31,000	28,110
Eversource Energy	4.93%	05/15/2033	14,000	14,171
Eversource Energy	5.02%	01/01/2034	18,000	18,560
Exelon Corp.	4.08%	03/15/2028	59,000	60,319
Exelon Corp.	4.16%	03/15/2029	27,000	27,790
FirstEnergy Corp.	4.12%	07/15/2027	72,000	71,768
Firstenergy Pennsylvania Electric Co.	4.13%	03/30/2026	29,000	29,072
Florida Power & Light Co.	4.07%	05/15/2030	125,000	127,766
Florida Power & Light Co.	4.58%	06/15/2034	20,000	21,007
Georgia Power Co.	3.90%	05/16/2028	21,000	21,352
Georgia Power Co.	3.76%	10/01/2028	105,000	105,649
IPALCO Enterprises, Inc.	4.78%	05/01/2030	27,000	26,444
Kentucky Utilities Co.	4.59%	04/15/2033	10,000	10,530
Louisville Gas and Electric Co.	4.64%	04/15/2033	17,000	17,845

Monongahela Power Co.	3.95%	05/15/2027	25,000	24,868
Monongahela Power Co.	4.95%	02/15/2034	24,000	25,423
Narragansett Electric Co.	4.26%	04/09/2030	15,000	14,496
National Grid PLC	4.84%	01/11/2034	38,000	39,439
National Rural Utilities Cooperative Finance Corp.	3.92%	08/25/2028	77,000	77,449
National Rural Utilities Cooperative Finance Corp.	4.08%	03/15/2030	141,000	131,917
National Rural Utilities Cooperative Finance Corp.	4.27%	06/15/2031	160,000	139,758
National Rural Utilities Cooperative Finance Corp.	4.49%	04/15/2032	18,000	16,298
National Rural Utilities Cooperative Finance Corp.	4.51%	12/15/2032	31,000	30,342
National Rural Utilities Cooperative Finance Corp.	4.54%	01/15/2033	4,000	4,301
National Rural Utilities Cooperative Finance Corp.	4.70%	08/15/2034	39,000	39,832
NextEra Energy Capital Holdings, Inc.	4.49%	03/15/2032	32,000	33,389
NextEra Energy Capital Holdings, Inc.(a)	6.10%	08/15/2055	33,000	34,785
NextEra Energy Capital Holdings, Inc.(a)	6.13%	08/15/2055	33,000	34,086
NextEra Energy Capital Holdings, Inc.(a)	3.88%	03/15/2082	48,000	47,146
Niagara Mohawk Power Corp.	4.28%	06/27/2030	189,000	171,284
NiSource, Inc.	5.84%	04/01/2055	11,000	11,016
NorthWestern Corp.	4.35%	03/21/2030	83,000	85,286
NSTAR Electric Co.	4.29%	08/15/2031	22,000	19,448
NSTAR Electric Co.	4.81%	06/01/2034	9,000	9,366
OGE Energy Corp.	4.23%	05/15/2029	24,000	24,909
ONE Gas, Inc.	4.10%	04/01/2029	71,000	73,146
Pacific Gas and Electric Co.	6.08%	04/15/2042	3,000	2,500
Pacific Gas and Electric Co.	6.09%	03/15/2045	15,000	11,991
PPL Capital Funding, Inc.	3.95%	05/15/2026	70,000	69,783
Public Service Electric and Gas Co.	4.72%	03/01/2034	25,000	25,810
Public Service Enterprise Group, Inc.	4.24%	04/01/2029	53,000	54,528
Public Service Enterprise Group, Inc.	4.27%	03/15/2030	127,000	130,028
Public Service Enterprise Group, Inc.	4.47%	11/15/2031	32,000	28,698
Public Service Enterprise Group, Inc.	4.95%	03/15/2035	10,000	10,329
SCE Recovery Funding LLC	4.39%	03/15/2036	450,000	452,432
Sempra(a)	6.27%	10/01/2054	39,000	39,690
Southern Co.(d)	4.00%	08/01/2027	35,000	35,592
Southern Co.(a)	3.82%	09/15/2051	45,000	44,515
Southern Power Co.	4.28%	10/01/2030	164,000	163,799
Southwestern Electric Power Co.	4.32%	03/15/2026	36,000	35,806
Southwestern Electric Power Co.	4.81%	04/01/2033	21,000	21,618
Southwestern Public Service Co.	4.96%	05/15/2035	104,000	106,658
Tucson Electric Power Co.	4.83%	09/15/2034	27,000	27,697
WEC Energy Group, Inc.	3.92%	10/01/2027	64,000	65,316
WEC Energy Group, Inc.	3.90%	10/15/2027	38,000	36,358
Wisconsin Electric Power Co.	3.82%	06/15/2028	25,000	23,768
Wisconsin Power and Light Co.	4.86%	03/30/2034	17,000	17,590
Xcel Energy, Inc.	5.08%	04/15/2035	32,000	33,223
				5,546,770

Wireless Telecommunications Services - 0.9%
AT&T, Inc.	4.63%	11/01/2032	28,000	27,864
AT&T, Inc.	5.03%	11/01/2035	63,000	62,379
AT&T, Inc.	5.16%	08/15/2037	18,000	17,588
AT&T, Inc.	5.93%	09/15/2055	4,000	2,677
AT&T, Inc.	5.96%	08/15/2056	9,000	9,116

AT&T, Inc.	5.98%	09/15/2059	7,000	4,645
Sprint Capital Corp.(d)	4.13%	11/15/2028	89,000	95,567
Sprint Capital Corp.(d)	4.77%	03/15/2032	56,000	67,846
T-Mobile USA, Inc.	4.07%	02/15/2026	22,000	21,951
T-Mobile USA, Inc.	4.00%	02/15/2028	11,000	10,567
T-Mobile USA, Inc.	4.18%	04/15/2029	10,000	9,756
T-Mobile USA, Inc.	4.27%	04/15/2030	100,000	98,462
T-Mobile USA, Inc.	4.41%	04/15/2031	137,000	131,181
T-Mobile USA, Inc.	4.93%	05/15/2035	35,000	35,960
T-Mobile USA, Inc.	5.39%	04/15/2040	19,000	17,096
T-Mobile USA, Inc.	5.83%	11/15/2055	8,000	8,052
Verizon Communications, Inc.	4.39%	03/21/2031	120,000	109,789
Verizon Communications, Inc.	4.54%	03/15/2032	52,000	45,909
Verizon Communications, Inc.	4.86%	11/01/2034	14,000	13,543
Verizon Communications, Inc.	5.07%	01/15/2036	42,000	41,768
Verizon Communications, Inc.(d)	5.32%	03/15/2039	10,000	9,523
Verizon Communications, Inc.	5.94%	11/30/2055	70,000	69,409
Verizon Communications, Inc.	6.05%	11/30/2065	59,000	58,522
Vodafone Group PLC	6.04%	06/28/2064	7,000	6,832
				976,002

Wireline Telecommunications Services - 0.4%
NTT Finance Corp.	4.06%	04/03/2026	200,000	198,540
NTT Finance Corp.(d)	3.94%	07/16/2027	250,000	252,319
				450,859

TOTAL CORPORATE BONDS (Cost $36,360,613)				36,467,651

MORTGAGE-BACKED SECURITIES - 24.3%	Rate	Maturity Date	Principal Amount	Value
Fannie Mae Pool FA2839	3.37%	07/01/2052	1,477,227	1,253,331
Fannie Mae Pool FS5050	3.66%	06/01/2052	2,354,498	2,091,695
Fannie Mae Pool FS9860	3.04%	06/01/2052	2,527,252	2,049,135
Fannie Mae Pool MA5550	4.30%	12/01/2054	2,295,595	2,182,377
Fannie Mae Pool MA5759	5.01%	07/01/2055	2,032,278	2,030,157
Fannie Mae Pool MA5853	5.40%	10/01/2055	1,024,960	1,040,469
Fannie Mae Pool MA5877	4.64%	11/01/2055	1,987,020	1,943,304
Freddie Mac Pool RQ0028	5.81%	07/01/2055	1,908,633	1,960,887
Freddie Mac Pool RQ0056	5.40%	10/01/2055	2,045,709	2,076,663
Freddie Mac Pool SL2621	3.37%	07/01/2052	2,462,599	2,089,363
Ginnie Mae II Pool MA7471	2.94%	07/20/2051	2,334,836	1,939,084
Ginnie Mae II Pool MA7472	3.28%	07/20/2051	2,403,601	2,080,543
Ginnie Mae II Pool MA7988	3.57%	04/20/2052	2,205,389	1,989,709
Ginnie Mae II Pool MB0362	4.01%	05/20/2055	2,460,921	2,245,385
				26,972,102

TOTAL MORTGAGE-BACKED SECURITIES (Cost $26,875,135)				26,972,102

U.S. GOVERNMENT AGENCY DEBT - 1.0%	Rate	Maturity Date	Principal Amount	Value
Government Agencies - 1.0%
Federal Home Loan Bank Discount Notes(d)(e)	3.55%	01/14/2026	550,000	549,251
Freddie Mac Discount Notes(e)	3.55%	01/15/2026	550,000	549,198
				1,098,449

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $1,098,255)				1,098,449

U.S. TREASURY SECURITIES - 18.7%	Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Note/Bond	3.47%	12/31/2027	2,007,000	2,003,433
U.S. Treasury Note/Bond	3.53%	12/15/2028	3,711,100	3,708,346
U.S. Treasury Note/Bond	3.71%	12/31/2030	3,862,900	3,848,565
U.S. Treasury Note/Bond	3.92%	12/31/2032	3,956,300	3,945,482
U.S. Treasury Note/Bond	4.15%	11/15/2035	2,322,200	2,294,079
U.S. Treasury Note/Bond	4.77%	11/15/2045	2,229,200	2,186,706
U.S. Treasury Note/Bond	4.83%	08/15/2055	2,795,000	2,760,936
				20,747,547

TOTAL U.S. TREASURY SECURITIES (Cost $20,817,618)				20,747,547

SHORT-TERM INVESTMENTS - 0.5%
Commercial Paper - 0.4%			Shares	Value
Barton Capital S.A., 1/2/2026, 3.77%(f)			475,000	474,902

Money Market Funds - 0.1%			Shares	Value
BNY Mellon Cash Reserve Fund, 0.01%(g)			130,920	130,920

TOTAL SHORT-TERM INVESTMENTS (Cost $605,822)				605,822

TOTAL INVESTMENTS - 99.4% (Cost $110,234,239)				$110,376,335
Other Assets in Excess of Liabilities - 0.6%				650,460
TOTAL NET ASSETS - 100.0%				$111,026,795

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(b)	Sinkable security.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

(d)	At maturity security. Interest is paid in full at the maturity date.

(e)	Zero coupon bond issued at a discount.

(f)	Non-income producing security.

(g)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.

Voya Core Bond ETF

Schedule of Written Options Contracts

December 31, 2025 (Unaudited)

WRITTEN OPTIONS - 0.0%(a)(b)(c)	Counterparty	Contracts	Value
Payer Swaptions - 0.0%(a)
Put on 5-Year Credit Default Swap, Expiration:	Morgan Stanley Capital Services
3/19/2026, Exercise Rate: .575%, CDX.NA.IG.45	LLC	(5,000,000)	$(5,400)

TOTAL WRITTEN OPTIONS (Premiums received $7,500)			$(5,400)

Percentages are stated as a percent of net assets.

(a)	Does not round to 0.1% or (0.1)%, as applicable.

(b)	100 shares per contract.

(c)	Exchange-traded.

Voya Core Bond ETF

Schedule of Futures Contracts

December 31, 2025 (Unaudited)

The Voya Core Bond ETF had the following futures contracts outstanding with Morgan Stanley and Co., LLC as of December 31, 2025:

FUTURES CONTRACTS - (0.1)%

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	6	03/20/2026	$674,919	$(294)
U.S. 2-Year Treasury Note	56	03/31/2026	11,688,233	3,955
U.S. Treasury Long Bond	31	03/20/2026	3,605,957	(22,551)
U.S. Treasury Ultra Bond	31	03/20/2026	3,701,407	(43,407)
				(62,297)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	(56)	03/31/2026	(6,121,549)	486
U.S. Treasury Ultra 10-Year Note	(28)	03/20/2026	(3,216,661)	(3,777)
				(3,291)

Net Unrealized Appreciation (Depreciation)				$(65,588)

Voya Core Bond ETF

Schedule of Credit Default Swaps Contracts

December 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS - 0.0%(a)

Reference Entity	Buy/Sell Protection		(Pay)/Receive Financing Rate (%)	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
CDX High Yield Index Series 45, Version 1	Sell	Pay	5.00%	Quarterly	12/20/2030	$1,090,000	$7,029

Net Unrealized Appreciation (Depreciation)							$7,029

(a) Does not round to 0.1% or (0.1)%, as applicable.